Operating segments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 MXN ($) segment	Dec. 31, 2018 MXN ($) segment	Dec. 31, 2017 MXN ($) segment
Operating segments
Number of geographic segments | segment	2	2	2	2
Total operating revenues	$ 1,844,113	$ 34,752,672	$ 27,305,150	$ 24,788,186
Non-derivatives financial instruments	$ (3,871)	(72,949)
Domestic (Mexico)
Operating segments
Total operating revenues		24,594,797	18,493,476	17,272,946
United States of America and Central America
Operating segments
Total operating revenues		$ 10,230,824	$ 8,811,674	$ 7,515,240
United States of America
Operating segments
Percentage of total revenues from external customers	29.00%	29.00%	31.00%	29.00%